LEASES AS LESSEE (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating leases expense (excluded interest)	$ 347,177	$ 286,220	$ 268,195
Short-term lease expense	29,575	17,564	26,466
Finance lease cost (excluded interest)	293,169	281,849	32,306
Interest	37,275	38,583	27,480
Total	$ 707,196	$ 624,216	$ 354,447